Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—83.7%
	Aerospace/Defense—1.4%
$ 2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,875,842
1,575,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,632,172
1,800,000	TransDigm, Inc., Sr. Sub., 144A, 4.875%, 5/1/2029	1,781,541
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	714,022
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,330,934
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	907,673
800,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	791,688
	TOTAL	10,033,872
	Airlines—0.5%
1,250,000	American Airlines Inc/AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,342,506
2,025,000	American Airlines Inc/AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	2,133,904
150,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	159,563
	TOTAL	3,635,973
	Automotive—5.1%
2,525,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,591,281
675,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	717,398
525,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	542,021
1,550,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2026	1,605,970
125,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	129,106
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,101,363
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	1,012,006
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,685,013
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	873,242
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,307,813
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,223,128
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,291,818
2,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,854,072
1,875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,054,297
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,226,429
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	869,715
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	764,348
2,200,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	2,326,709
2,050,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,093,562
5,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,797,594
2,875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,976,487
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,642,304
	TOTAL	37,685,676
	Building Materials—2.2%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	998,639
3,025,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,093,062
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	641,895
1,600,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,656,864
1,400,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,374,352
150,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	151,125
650,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	680,079

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 225,000		Srs Distribution Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$229,781
1,475,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,401,250
350,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	354,324
500,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	520,338
2,425,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,513,294
1,150,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,211,945
1,200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,243,248
		TOTAL	16,070,196
		Cable Satellite—7.5%
600,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	620,970
1,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,493,224
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,149,138
2,550,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,601,752
1,375,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,373,694
2,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,206,680
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,990,288
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,877,187
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,088,015
924,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	956,571
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	467,210
550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	548,380
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,770,724
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,293,409
4,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,205,000
800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	836,068
2,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,578,420
1,550,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,651,820
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	804,375
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,904,810
1,575,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	1,564,526
1,125,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,140,452
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	817,250
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	193,408
475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	278,635
400,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	402,256
1,625,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,631,094
2,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,529,943
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,056,656
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,591,250
2,400,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,400,252
1,050,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,047,047
1,525,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,583,331
525,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	524,441
500,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	485,213
1,857,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	1,926,637
1,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,622,819
		TOTAL	55,212,945
		Chemicals—2.1%
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	315,052
425,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	411,576

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	$2,191,183
450,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	483,199
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	979,953
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	383,452
575,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	577,283
1,775,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,915,891
225,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	249,494
200,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	200,188
3,250,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,340,431
1,350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,338,700
350,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	360,661
2,900,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	3,071,854
	TOTAL	15,818,917
	Construction Machinery—0.7%
1,925,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,864,536
650,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	676,864
375,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	394,701
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	943,491
775,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	819,601
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	729,531
100,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	104,255
	TOTAL	5,532,979
	Consumer Cyclical Services—2.2%
725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	736,143
5,575,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	6,156,946
375,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Alled Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	373,294
900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	898,889
550,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	545,842
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	837,040
4,303,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	4,749,565
1,450,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,419,898
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	293,131
	TOTAL	16,010,748
	Consumer Products—1.0%
2,625,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,668,916
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,078,838
750,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	741,563
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,499,057
425,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	408,584
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	681,242
	TOTAL	7,078,200
	Diversified Manufacturing—1.0%
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	702,643
3,475,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,660,200
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,477,992
500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	540,625
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,165,615
	TOTAL	7,547,075

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—1.8%
$ 1,100,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	$1,087,768
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	280,156
2,625,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,795,691
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	330,038
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	606,447
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	697,525
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	805,922
1,900,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,860,822
900,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	942,196
2,550,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,630,478
1,300,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,285,537
	TOTAL	13,322,580
	Food & Beverage—2.0%
250,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	255,938
1,325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,369,305
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,382,881
275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	295,366
3,075,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	3,637,795
275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	306,081
925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	915,870
775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	780,816
2,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,170,683
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,224,769
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,248,438
	TOTAL	14,587,942
	Gaming—3.6%
1,375,000	Affinity Gaming LLC, 1st Lien, 144A, 6.875%, 12/15/2027	1,462,443
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	767,771
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	879,283
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	430,440
175,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	192,719
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	211,447
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	210,004
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,213,445
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,722,337
2,175,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,195,793
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,021,250
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	177,272
772,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	813,341
1,150,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,214,820
458,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	498,048
725,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	727,103
3,150,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,224,844
625,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	653,744
525,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	573,116
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	609,840
1,100,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	1,184,700
2,750,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,864,152
1,084,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,109,409
625,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	665,431

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	$101,988
825,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	850,150
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	678,145
	TOTAL	26,253,035
	Health Care—6.0%
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	130,017
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	132,657
625,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	614,063
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,162,472
400,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	399,414
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	431,772
250,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	249,289
2,100,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,146,221
300,000	CHS/Community Health Systems, Inc., 144A, 8.000%, 12/15/2027	329,250
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	708,642
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	235,969
550,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	579,563
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	910,877
675,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	689,307
3,125,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,214,937
850,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	874,076
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,044,000
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,716,531
2,450,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	2,802,187
575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	675,625
1,225,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,273,724
575,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	602,801
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	476,874
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	598,545
550,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	536,341
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,777,781
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,511,646
3,550,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,537,486
1,975,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,839,219
2,325,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,359,910
1,150,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,151,012
75,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	76,600
525,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	542,976
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,097,271
975,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	990,259
1,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,686,012
1,325,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,388,540
400,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	424,424
	TOTAL	43,918,290
	Health Insurance—1.1%
2,550,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,659,523
700,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	733,271
1,225,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,238,879
1,425,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,498,124

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$ 1,725,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	$1,864,492
		TOTAL	7,994,289
		Independent Energy—5.2%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	975,000
625,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	628,166
250,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	275,360
425,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	479,536
225,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	239,063
550,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	578,237
1,825,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,880,398
200,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	217,750
106,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	146,015
850,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	842,571
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	493,798
1,000,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	947,200
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	165,570
1,150,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,150,977
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	35,063
150,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	158,447
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	189,062
50,000		Comstock Resources, Inc., Sr. Unsecd. Note, 9.750%, 8/15/2026	54,348
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,092,900
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	841,844
1,075,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,263,007
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	257,477
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,300,405
775,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	821,446
400,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	425,030
175,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	187,101
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	305,592
550,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	715,800
725,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	740,207
550,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	567,152
225,000		Oasis Petroleum Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	228,938
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,098,625
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	651,375
375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	366,114
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	903,109
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	401,975
1,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	877,877
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	673,172
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,057,680
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,240,646
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,262,041
625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	735,869
1,625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	2,087,459
400,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	409,500
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,149,511
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	501,225
113,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	116,390

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 650,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	$725,670
550,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	607,337
875,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	852,779
150,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	150,528
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	999,250
825,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	915,205
800,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	37,986,797
		Industrial - Other—0.4%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	275,602
875,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	943,057
1,325,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,379,656
		TOTAL	2,598,315
		Insurance - P&C—4.1%
3,150,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,260,092
3,325,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,538,731
1,356,732		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,465,820
375,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	372,668
2,725,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,789,256
1,350,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,347,084
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	883,513
7,425,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,721,109
125,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	137,063
4,800,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,967,558
3,650,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,715,079
		TOTAL	30,197,973
		Leisure—0.3%
1,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,874,385
		Lodging—0.3%
1,100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,078,000
200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	215,749
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	559,309
425,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	435,136
		TOTAL	2,288,194
		Media Entertainment—5.6%
1,200,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	1,192,500
1,030,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,043,462
1,425,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,457,454
625,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	637,122
959,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,003,104
1,350,000		Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,000,674
1,775,000		Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,018,016
1,050,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,032,843
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,173,479
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	156,345
375,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	383,604
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	337,165
3,339,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,579,349
425,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	448,056
350,000		Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	337,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 2,050,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	$2,041,595
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	564,438
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	367,434
850,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	867,089
2,025,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,143,969
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	326,284
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	325,423
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	925,875
600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	635,250
1,225,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,324,666
375,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	372,070
350,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	341,313
1,200,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,204,686
1,000,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,033,785
1,175,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,177,938
450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	450,740
1,575,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,617,430
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,073,625
2,200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,255,209
3,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,231,437
400,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	423,000
925,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	937,275
1,000,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,060,290
	TOTAL	41,501,744
	Metals & Mining—1.1%
1,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,442,889
1,875,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,919,513
1,125,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,106,730
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	661,031
1,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,291,607
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	475,328
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	890,332
550,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	652,740
	TOTAL	8,440,170
	Midstream—6.8%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,418,584
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,508,395
1,800,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,854,000
1,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,002,067
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,013,307
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,162,349
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	638,250
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	260,625
1,675,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	1,731,138
550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	582,313
750,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	788,494
2,800,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,931,810
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	729,604
875,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	877,017
1,025,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,032,831

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 1,525,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	$1,679,826
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,284,036
1,475,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,568,168
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	732,368
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,155,660
800,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	821,104
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,912,841
150,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	161,002
900,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	955,125
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	677,466
325,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	340,444
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	941,062
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	657,612
1,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	1,212,272
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,031,991
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,256,868
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,563,592
1,575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,651,781
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	271,255
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	524,083
1,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,055,277
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	786,086
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	487,630
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	876,563
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	187,016
2,700,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,767,500
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	570,565
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	233,695
	TOTAL	49,893,672
	Oil Field Services—1.6%
1,150,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,195,057
2,375,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,523,936
1,025,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	893,149
650,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	553,329
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	293,435
700,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	708,225
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	405,478
925,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	722,887
2,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,445,970
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,894,500
	TOTAL	11,635,966
	Packaging—4.3%
3,675,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,840,559
975,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	961,647
1,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,363,500
1,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,111,000
1,275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,315,099
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	836,719
400,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	423,246
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,035,455

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 357,000		Berry Plastics Corp., 5.125%, 7/15/2023	$358,785
925,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	934,652
2,400,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,365,992
700,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	726,548
4,300,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,342,892
2,100,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,189,691
1,025,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,095,182
725,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	806,109
325,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	353,438
1,625,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	1,599,390
2,250,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,302,920
1,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,106,348
475,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	496,076
2,150,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,316,528
		TOTAL	31,881,776
		Paper—0.4%
2,575,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,724,814
		Pharmaceuticals—3.4%
250,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	252,339
875,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	899,325
700,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	730,664
233,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	238,161
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	164,306
400,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	367,548
875,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	807,415
400,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	366,598
4,825,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	4,940,752
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	587,250
1,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,137,125
2,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,654,437
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	643,290
125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	135,156
1,075,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 9.500%, 7/31/2027	1,095,156
1,821,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	1,258,957
450,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	444,375
875,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	917,661
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	784,769
1,075,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,106,971
3,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,889,399
3,475,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,147,828
325,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	328,656
375,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	385,286
775,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	757,729
		TOTAL	25,041,153
		Restaurant—1.4%
275,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	269,503
5,950,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,772,065
575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	583,533
1,375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,438,910
650,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	696,173

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	$1,359,781
	TOTAL	10,119,965
	Retailers—0.3%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	638,550
175,000	Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	172,571
1,025,000	NMG Holding Co Inc., 144A, 7.125%, 4/1/2026	1,083,297
275,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	290,152
200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	209,761
	TOTAL	2,394,331
	Supermarkets—0.6%
444,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	456,547
2,950,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,833,313
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	479,142
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	414,328
	TOTAL	4,183,330
	Technology—5.9%
1,075,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	1,157,275
1,525,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	1,616,500
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	664,936
575,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	606,346
150,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	156,927
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,543,039
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,731,844
425,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	472,356
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	301,715
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	421,768
900,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	878,490
3,350,000	JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	3,424,822
1,575,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,625,849
1,525,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,566,861
925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	951,594
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	519,227
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	869,859
25,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	27,281
450,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	457,731
900,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	982,458
1,725,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,663,478
1,025,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,035,763
2,075,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,020,562
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	260,536
1,500,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,430,820
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	854,928
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	200,610
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	904,969
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	317,982
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,756,910
300,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	320,741
2,235,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,473,765
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	422,282
4,650,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,739,977

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 600,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	$594,588
2,000,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,072,500
		TOTAL	43,047,289
		Transportation Services—0.4%
1,100,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,145,375
1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,669,941
		TOTAL	2,815,316
		Utility - Electric—2.3%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	708,750
470,000		Calpine Corp., 144A, 5.250%, 6/1/2026	484,349
1,425,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	1,343,020
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	440,003
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	437,040
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	706,150
3,075,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,226,843
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,402,711
525,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	546,239
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	120,864
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	120,001
475,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	504,061
425,000		Pattern Energy Operations LP / Pattern Energy Operations Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	435,614
1,650,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,688,824
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,395,821
600,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	604,251
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	715,750
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	387,635
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,428,281
		TOTAL	16,696,207
		Wireless Communications—1.1%
1,451,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,510,738
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,586,970
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	504,850
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	961,795
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	289,761
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	128,326
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,337,637
725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	732,033
1,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	1,248,244
		TOTAL	8,300,354
		TOTAL CORPORATE BONDS (IDENTIFIED COST $597,158,619)	614,324,468
		COMMON STOCKS—11.2%
		Automotive—1.0%
137,238	[2]	American Axle & Manufacturing Holdings, Inc.	1,537,065
69,060	[2]	Goodyear Tire & Rubber Co.	1,369,460
154,725	[2]	KAR Auction Services, Inc.	2,775,766
7,935		Lear Corp.	1,534,312
		TOTAL	7,216,603
		Building Materials—0.3%
41,985	[2]	GMS, Inc.	1,922,493

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Cable Satellite—0.3%
63,125	[2]	Altice USA, Inc.	$2,276,288
		Chemicals—0.7%
30,280		Compass Minerals International, Inc.	2,116,572
43,213	[2]	Hexion Holdings Corp.	713,014
72,440	[2]	Koppers Holdings, Inc.	2,511,495
		TOTAL	5,341,081
		Consumer Cyclical Services—0.3%
30,635		Brinks Co. (The)	2,310,185
		Gaming—0.7%
24,225	[2]	Boyd Gaming Corp.	1,559,848
77,965	[2]	Red Rock Resorts, Inc.	3,488,934
		TOTAL	5,048,782
		Independent Energy—0.7%
78,605		Devon Energy Corp.	2,087,749
16,924		Oasis Petroleum, Inc.	1,499,636
11,849		Pioneer Natural Resources, Inc.	1,803,299
		TOTAL	5,390,684
		Media Entertainment—2.3%
578,063	[2]	Audacy, Inc.	2,514,574
450,713	[2]	Cumulus Media, Inc.	4,948,829
47,025	[2]	Emerald Holding, Inc.	265,691
127,364	[2]	iHeartMedia, Inc.	2,956,118
6,975		Nexstar Media Group, Inc.	1,059,572
147,850	[2]	Townsquare Media, Inc.	2,044,766
599,800	[2]	Urban One, Inc.	2,879,040
		TOTAL	16,668,590
		Metals & Mining—0.4%
115,020		Teck Resources Ltd.	2,842,144
		Midstream—0.6%
140,681		Suburban Propane Partners LP	2,068,011
58,440		Sunoco LP	2,047,737
		TOTAL	4,115,748
		Oil Field Services—0.2%
49,730	[2,3]	Superior Energy Services, Inc.	1,740,550
		Packaging—0.4%
175,250	[2]	O-I Glass, Inc.	3,229,858
		Paper—0.7%
157,216		Graphic Packaging Holding Co.	2,779,579
44,774		WestRock Co.	2,611,220
		TOTAL	5,390,799
		Pharmaceuticals—0.4%
88,875	[2]	Bausch Health Cos, Inc.	2,858,220
		Retailers—0.1%
53,645		Hanesbrands, Inc.	1,048,223
		Technology—1.3%
17,360	[2]	Dell Technologies, Inc.	1,712,390
36,385	[2]	Lumentum Holdings, Inc.	2,960,648
41,186	[2]	NCR Corp.	1,985,165
27,585		Science Applications International Corp.	2,478,788
		TOTAL	9,136,991

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Utility - Electric—0.8%
62,475		Enviva Partners LP/Enviva Partners Finance Corp.	$3,055,028
48,715		NRG Energy, Inc.	1,566,187
80,700		Vistra Corp.	1,304,919
		TOTAL	5,926,134
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,332,074)	82,463,373
		FLOATING RATE LOAN—0.2%
		Health Care—0.2%
$ 1,452,605	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR 1.000% Floor +4.500%), 10/10/2025 (IDENTIFIED COST $2,501,871)	1,170,262
		WARRANT—0.0%
		Independent Energy—0.0%
8,673	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $842,901)	242,844
		INVESTMENT COMPANIES—4.6%
2,122,115		Bank Loan Core Fund	20,520,849
13,310,259		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	13,314,252
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,354,421)	33,835,101
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $704,189,886)	732,036,048
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	2,494,802
		TOTAL NET ASSETS—100%	$734,530,850
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2021	$16,757,202	$12,532,060	$29,289,262
Purchases at Cost	$3,696,521	$45,057,607	$48,754,128
Proceeds from Sales	$—	$(44,275,345)	$(44,275,345)
Change in Unrealized Appreciation/Depreciation	$67,126	$308	$67,434
Net Realized Gain/(Loss)	$—	$(378)	$(378)
Value as of 5/31/2021	$20,520,849	$13,314,252	$33,835,101
Shares Held as of 5/31/2021	2,122,115	13,310,259	15,432,374
Dividend Income	$196,407	$1,655	$198,062

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$614,324,468	$0	$614,324,468
Floating Rate Loan	—	1,170,262	—	1,170,262
Warrant	242,844	—	—	242,844
Equity Securities:
Common Stocks
Domestic	75,022,459	—	1,740,550	76,763,009
International	5,700,364	—	—	5,700,364
Investment Companies	33,835,101	—	—	33,835,101
TOTAL SECURITIES	$114,800,768	$615,494,730	$1,740,550	$732,036,048

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind